Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Convertible Preferred Stock [Line Items]
Cumulative preferred dividends		$ 5,000	$ 2,500
Proceeds from initial public offering	$ 51,377
Series A, A-1, B and C Preferred Stock
Convertible Preferred Stock [Line Items]
Convertible preferred stock, shares authorized		20,913,331
Preferred stock, dividend rate, percentage		8.00%
Series A, A-1, B and C Preferred Stock | Minimum
Convertible Preferred Stock [Line Items]
Convertible preferred stock, issued price		$ 12.51261
Proceeds from initial public offering		$ 50,000
Series A Preferred Stock
Convertible Preferred Stock [Line Items]
Convertible preferred stock, shares authorized	0	5,198,826	5,198,826
Convertible preferred stock, issued price		$ 0.78589
Liquidation preference per share		0.78589
Conversion price per share		$ 1.72896
Series A-1 Preferred Stock
Convertible Preferred Stock [Line Items]
Convertible preferred stock, shares authorized	0	4,373,481	4,373,481
Convertible preferred stock, issued price		$ 1.81320
Liquidation preference per share		1.81320
Conversion price per share		$ 3.98904
Series B Preferred Stock
Convertible Preferred Stock [Line Items]
Convertible preferred stock, shares authorized	0	6,066,345	7,413,365
Convertible preferred stock, issued price		$ 2.69783
Liquidation preference per share		2.69783
Conversion price per share		$ 5.93523
Series C Preferred Stock
Convertible Preferred Stock [Line Items]
Convertible preferred stock, shares authorized	0	5,274,679
Convertible preferred stock, issued price		$ 3.79170
Liquidation preference per share		3.79170
Conversion price per share		8.34174
Series C
Convertible Preferred Stock [Line Items]
Convertible preferred stock, issued price		$ 3.7917
Final payment during maturity, percentage		50.00%